Consolidated Statements of Cash Flows - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Cash flows from operating activities
Net income (loss)	$ (51,000)	$ (71,277)	$ (374,296)	$ 6,286	$ (48,652)
Adjustments to reconcile net income (loss) to net cash used in operating activities:
Depreciation and amortization expense	84,000	22,000	230,780	9,859	892
Amortization of discount and debt issuance costs	5,000	1,000	15,953	0	0
Loss on modification or extinguishment of debt			41,296	15,332	32,480
Total losses (gains) on derivatives, net	37,000	26,000	88,052	(43,128)	(3,158)
Total losses (gains) on derivatives, net—related party	(1,000)	2,000	957	0	0
Net cash provided by (used for) settlement of derivative instruments	(3,000)	2,000	(29,437)	(7,222)	(50,981)
Impairment expense and loss on disposal of assets			364	20	5,505
Other			1,603	0	0
Changes in operating assets and liabilities:
Accounts receivable	(16,000)	(16,000)	(57,654)	0	0
Accounts receivable—affiliate	7,000	(44,000)	(57,203)	0	0
Advances to affiliate	22,000	(27,000)	(53,231)	(10,911)	0
Inventory	2,000	(29,000)	(36,885)	(24,852)	0
Accounts payable and accrued liabilities	16,000	98,000	174,471	10,354	152
Accrued liabilities—related party	5,000	5,000	2,531	0	0
Due to affiliates	(3,000)	1,000	15,368	530	1,567
Other, net	(9,000)	8,000	3,863	(16,313)	(1,454)
Other, net—affiliate	(1,000)	0	95	(117)	(667)
Net cash provided by (used in) operating activities	94,000	(22,000)	(33,373)	(60,162)	(64,316)
Cash flows from investing activities
Property, plant and equipment, net	(220,000)	(370,000)	(1,517,162)	(2,962,936)	(1,987,254)
Other	(1,000)	(2,000)	(2,058)	2,669	25,045
Net cash used in investing activities	(221,000)	(372,000)	(1,519,220)	(2,960,267)	(1,962,209)
Cash flows from financing activities
Proceeds from issuances of debt	141,000	692,000	4,203,550	3,114,800	3,040,000
Repayments of debt	0	(369,000)	(3,543,757)	(301,455)	(1,436,050)
Debt issuance and deferred financing costs			(16,210)	(45,743)	(23,496)
Debt extinguishment cost			(11,127)	(9,108)	(29)
Capital contributions	0	0	710,737	324,517	402,119
Net cash provided by financing activities	141,000	323,000	1,343,193	3,083,011	1,982,544
Net increase (decrease) in cash, cash equivalents and restricted cash	14,000	(71,000)	(209,400)	62,582	(43,981)
Cash, cash equivalents and restricted cash—beginning of period	79,741	289,141	289,141	226,559	270,540
Cash, cash equivalents and restricted cash—end of period	$ 94,000	$ 218,000	$ 79,741	$ 289,141	$ 226,559